FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
The Company’s financial instruments consist of cash and cash equivalents, restricted cash, trade and other receivables, other financial assets, accounts payable and accrued liabilities, debt and lease obligations, and are categorized as follows:

•	Cash and cash equivalents, restricted cash, trade and other receivables, and other financial assets are classified as loans and receivables and are measured at amortized cost;

•	Trade and other receivables, which are subject to provisional pricing adjustments, investments and currency swaps are measured at FVTPL; and

•	Accounts payable and accrued liabilities, debt and lease obligations are classified as other financial liabilities.
Fair value (“FV”) estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
The analysis of financial instruments that are measured subsequent to initial recognition at fair value can be categorized into Levels 1 through 3 based upon the degree to which the inputs used in the fair value measurement are observable.
Level 1 – inputs to the valuation methodology are quoted (adjusted) for identical assets or liabilities in active markets.
Level 2 – inputs to valuation methodology include quoted market prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement.
At December 31, 2017 and 2016, the levels in the FV hierarchy into which the Company’s financial assets and liabilities are measured and recognized on the statement of financial position at fair value are categorized as follows:

	December 31, 2017			December 31, 2016
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Investments(1)	$320	$—	$—	$39	$—	$—
Provisionally priced trade receivables	—	—		—	18,997
Total	$320	$—	$—	$39	$18,997	$—

(1)	Investments are included in other current assets.
The carrying value of cash and cash equivalents, restricted cash, accounts payable and accrued liabilities, debt and lease obligations approximate their fair value given the short term to maturity.
There were no transfers between Level 1 and Level 2 during the year ended December 31, 2017.